Leases (Details) - Schedule of Supplemental Cash Flow Information Related to the Lease	6 Months Ended
Apr. 30, 2024 USD ($)
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$ 88,754
Cash paid for amounts included in the measurement of lease liabilities	$ 88,754
Weighted average remaining lease term – operating leases (in years)	2 years 3 months
Average discount rate – operating lease	4.75%